RELATED PARTY TRANSACTIONS - Other (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2013 HKD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2017 USD ($)	Sep. 19, 2017 USD ($)	Dec. 31, 2016 USD ($)
Related party transactions
Accrued Expense on Usage of Trademark from Related Parties			$ 28		$ 33
Founder
Related party transactions
Annual license fee on usage of trademarks	$ 10	$ 1,300
Percentage of annual license fee on gross revenue	0.05%	0.05%
Mr. Su
Related party transactions
Amounts due from related parties				$ 15,200